SIGNIFICANT ACCOUNTING POLICIES (Valuation Assumptions for Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
The weighted average fair value of options granted, as calculated by the third party appraiser	$ 0.72	$ 0.74	$ 0.69
Volatility	73.00%	76.00%	75.00%
Risk-free interest rate	0.93%	1.19%	2.15%
Dividend yield	0.00%	0.00%	0.00%
Expected term	4 years 8 months 12 days	4 years 8 months 19 days	4 years 6 months 26 days